Other liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Miscellaneous liabilities [abstract]
Schedule of other liabilities

	Million of euros
	2018	2017	2016

Transactions in transit	803	811	994
Accrued expenses and deferred income	6,621	6,790	6,507
Other	5,664	4,990	3,569
	13,088	12,591	11,070